Issuance of Stock Options / Stock - Based Compensation (Details 1) (Option Grants [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended
	Dec. 03, 2013	Sep. 01, 2013	Aug. 01, 2013	Jul. 01, 2013	May 07, 2012
Option Grants [Member]
Summary of fair value of options granted were estimated at the date of grant using the Black-Scholes model
Share Price	$ 0.26	$ 0.70	$ 0.50	$ 0.20	$ 0.30
Dividend Yield	$ 0	$ 0	$ 0	$ 0	$ 0
Expected Volatility	54.00%	54.00%	54.00%	54.00%	59.00%
Risk-Free interest rate	1.40%	1.68%	1.49%	1.39%	0.37%
Expected life (in years)	3 years 9 months	3 years 9 months	3 years 9 months	3 years 9 months	3 years